UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23391

Capital Group Central Fund Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Becky L. Park

Capital Group Central Fund Series

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Central Cash Fund Semi-annual report for the six months ended April 30, 2024

Seeking to generate
income while
preserving capital
and maintaining
liquidity

The Securities and Exchange Commission has adopted new regulations that will change the content and design of annual and semi-annual shareholder reports beginning in July 2024. Certain types of information, including investment portfolio and financial statements, will not be included in the shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR.

If you would like to receive shareholder reports and other communications from the fund electronically, you may update your mailing preferences with your financial intermediary or enroll in e-delivery at capitalgroup.com (for accounts held directly with the fund).

Capital Group Central Cash Fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity. The fund is an institutional prime money market fund with a floating net asset value (NAV). This fund currently manages cash balances for (a) other funds, investment vehicles and accounts advised by the fund’s investment adviser and its affiliates and (b) the fund’s investment adviser and its affiliates.

Shares of the fund are restricted securities and cannot be transferred or resold without registration under the Securities Act of 1933, as amended (“1933 Act”), or an exemption from registration under the 1933 Act. This report does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the fund.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class M shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. An investment in the fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the sponsor will provide financial support to the fund at any time, including during periods of market stress.

Here are the average annual total returns on a $1,000 investment for the period ended March 31, 2024 (the most recent calendar quarter-end):

	1 year	5 years	Lifetime (since 2/22/19)

Class M shares	5.39%	2.09%	2.09%

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Visit capitalgroup.com for more information.

The fund’s annualized seven-day yield for Class M shares as of May 31, 2024, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 5.36%. The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

The value of fixed income securities may be affected by changing interest rates and changes in credit ratings of the securities. Refer to the fund’s registration statement and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group Central Cash Fund for the periods ended April 30, 2024, are shown in the table below, as well as results of the fund’s primary benchmark and peer group.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/cmqxx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

10	Notes to financial statements

15	Financial highlights

Results at a glance

For periods ended April 30, 2024, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	Lifetime (since 2/22/19)

Capital Group Central Cash Fund (Class M shares)	2.72%	5.49%	2.89%	2.14%	2.15%
USTREAS T-Bill Auction Ave 3 Mon[1]	2.76	5.59	3.12	2.21	2.25
Lipper Institutional Money Market Funds Average[2]	2.52	5.08	2.63	1.91	1.92

Past results are not predictive of results in future periods.

[1]	USTREAS T-Bill Auction Ave 3 Mon is an index that measures the performance of the average investment rate of U.S. Treasury bills (T-bills) with a three-month maturity. Three-month T-bills are short-term securities issued by the U.S. government that are generally considered to be risk-free. In calculating index results, Morningstar, the index provider, determines the arithmetic mean of the investment rates on all three-month T-bills issued during a given month as reported by the U.S. Treasury’s Bureau of the Public Debt. The investment rate is then converted into a price and a monthly return, assuming that the T-bill is held to maturity.
[2]

Source: Refinitiv Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Results for the Lipper averages do not reflect sales charges. Lipper categories are dynamic, and averages may have few funds, especially over the fund’s lifetime. For the number of funds included in the Lipper category for each fund’s lifetime, refer to the Quarterly Statistical Update at capitalgroup.com.

Capital Group Central Cash Fund	1

Investment portfolio April 30, 2024	unaudited

Percent of net assets
Short-term securities:
U.S. Treasury bills	55.47%
Federal agency bills & notes	18.84
Repurchase agreements	16.39
Commercial paper	8.01
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	3.04
Other assets less liabilities	(1.75)
100.00%

Short-term securities 98.71%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
U.S. Treasury bills 55.47%
U.S. Treasury 5/2/2024	5.145%	USD	2,950,000	$2,949,566
U.S. Treasury 5/7/2024	5.081		1,850,000	1,848,373
U.S. Treasury 5/9/2024	5.132		1,600,000	1,598,124
U.S. Treasury 5/14/2024	4.822		1,650,000	1,646,863
U.S. Treasury 5/16/2024	5.021		1,150,000	1,147,474
U.S. Treasury 5/21/2024	4.630		1,000,000	997,069
U.S. Treasury 5/23/2024	5.157		3,718,900	3,706,912
U.S. Treasury 5/28/2024	4.956		2,700,000	2,689,333
U.S. Treasury 5/30/2024	5.036		2,225,000	2,215,541
U.S. Treasury 6/4/2024	5.217		755,000	751,240
U.S. Treasury 6/6/2024	5.000		2,250,000	2,238,126
U.S. Treasury 6/11/2024	5.093		1,675,000	1,664,960
U.S. Treasury 6/13/2024	5.070		1,250,000	1,242,128
U.S. Treasury 6/18/2024	5.116		4,400,000	4,369,212
U.S. Treasury 6/20/2024	5.115		2,950,000	2,928,403
U.S. Treasury 6/25/2024	5.077		4,050,000	4,017,466
U.S. Treasury 6/27/2024	5.045		2,350,000	2,330,401
U.S. Treasury 7/2/2024	5.153		2,635,000	2,611,094
U.S. Treasury 7/5/2024	5.137		2,000,000	1,981,015
U.S. Treasury 7/9/2024	5.158		3,990,000	3,949,732
U.S. Treasury 7/11/2024	5.119		500,000	494,818
U.S. Treasury 7/16/2024	5.086		3,850,000	3,807,428
U.S. Treasury 7/18/2024	5.058		1,375,000	1,359,352
U.S. Treasury 7/23/2024	5.079		2,850,000	2,815,510
U.S. Treasury 7/25/2024	5.089		600,000	592,570
U.S. Treasury 7/30/2024	4.999		1,600,000	1,579,049
U.S. Treasury 8/1/2024	5.083		1,050,000	1,035,933
U.S. Treasury 8/6/2024	5.059		2,047,100	2,018,154
U.S. Treasury 8/8/2024	5.020		400,000	394,240
U.S. Treasury 8/13/2024	5.065		829,300	816,731
U.S. Treasury 8/15/2024	5.121		600,000	590,796
U.S. Treasury 8/20/2024	4.988		200,000	196,763
U.S. Treasury 8/22/2024	5.112		1,700,000	1,672,132
U.S. Treasury 8/27/2024	4.988		150,000	147,421
U.S. Treasury 8/29/2024	5.070		700,000	687,802
U.S. Treasury 9/5/2024	5.064		950,000	932,522
U.S. Treasury 9/12/2024	5.090		2,140,000	2,098,639
U.S. Treasury 9/19/2024	5.083		1,798,700	1,762,093
U.S. Treasury 9/26/2024	5.040		450,000	440,389
U.S. Treasury 10/3/2024	5.057		550,000	537,733
U.S. Treasury 10/10/2024	5.130		300,000	293,010
U.S. Treasury 10/17/2024	5.129		200,000	195,135
				71,351,252

Capital Group Central Cash Fund	2

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 18.84%
Discount bills & notes 12.81%
Federal Farm Credit Banks 5/8/2024	4.977%	USD	196,310	$196,108
Federal Farm Credit Banks 5/10/2024	5.230		50,000	49,934
Federal Farm Credit Banks 5/13/2024	5.230		50,000	49,912
Federal Farm Credit Banks 5/29/2024	5.210		73,000	72,700
Federal Farm Credit Banks 8/27/2024	5.130		14,100	13,859
Federal Farm Credit Banks 8/29/2024	5.140		50,000	49,131
Federal Home Loan Bank 5/1/2024	5.215		909,450	909,316
Federal Home Loan Bank 5/2/2024	5.240		750,000	749,890
Federal Home Loan Bank 5/3/2024	5.173		1,524,000	1,523,552
Federal Home Loan Bank 5/8/2024	5.151		200,000	199,794
Federal Home Loan Bank 5/10/2024	5.272		135,000	134,822
Federal Home Loan Bank 5/13/2024	5.280		40,000	39,930
Federal Home Loan Bank 5/14/2024	5.260		75,000	74,857
Federal Home Loan Bank 5/15/2024	5.250		232,000	231,523
Federal Home Loan Bank 5/17/2024	5.264		341,800	340,998
Federal Home Loan Bank 5/22/2024	5.290		361,600	360,487
Federal Home Loan Bank 5/24/2024	5.136		393,900	392,573
Federal Home Loan Bank 5/31/2024	5.118		350,000	348,460
Federal Home Loan Bank 6/6/2024	5.157		100,000	99,472
Federal Home Loan Bank 6/7/2024	5.240		73,000	72,604
Federal Home Loan Bank 6/10/2024	5.280		185,000	183,916
Federal Home Loan Bank 6/12/2024	5.270		15,300	15,206
Federal Home Loan Bank 6/14/2024	5.232		968,400	962,160
Federal Home Loan Bank 6/17/2024	5.260		250,000	248,280
Federal Home Loan Bank 6/20/2024	5.258		499,000	495,352
Federal Home Loan Bank 6/21/2024	5.235		784,961	779,107
Federal Home Loan Bank 6/26/2024	5.190		1,383,537	1,372,216
Federal Home Loan Bank 6/28/2024	5.162		1,144,625	1,134,924
Federal Home Loan Bank 7/1/2024	5.049		75,000	74,335
Federal Home Loan Bank 7/3/2024	5.146		672,700	666,537
Federal Home Loan Bank 7/5/2024	5.157		300,000	297,160
Federal Home Loan Bank 7/10/2024	5.235		358,544	354,884
Federal Home Loan Bank 7/12/2024	5.257		92,700	91,727
Federal Home Loan Bank 7/17/2024	5.246		597,000	590,288
Federal Home Loan Bank 7/19/2024	5.182		131,200	129,687
Federal Home Loan Bank 7/24/2024	5.208		625,000	617,324
Federal Home Loan Bank 7/26/2024	5.259		556,075	549,074
Federal Home Loan Bank 7/31/2024	5.203		100,000	98,670
Federal Home Loan Bank 8/9/2024	5.108		675,000	665,215
Federal Home Loan Bank 8/16/2024	5.245		95,000	93,527
Federal Home Loan Bank 8/21/2024	5.206		25,000	24,595
Federal Home Loan Bank 8/23/2024	5.210		44,424	43,691
Federal Home Loan Bank 9/27/2024	5.005		200,000	195,694
Federal Home Loan Bank 10/2/2024	5.210		200,000	195,514
Federal Home Loan Bank 10/4/2024	4.996		200,000	195,497
Federal Home Loan Bank 10/15/2024	5.017		200,000	195,186
Federal Home Loan Bank 8/7/2024	5.130		122,059	120,324
Federal Home Loan Mortgage Corp. 5/20/2024	5.240		50,000	49,861
Tennessee Valley Authority 5/8/2024	5.290		100,000	99,896
Tennessee Valley Authority 5/22/2024	5.133		25,000	24,922
				16,474,691

	Coupon rate
Interest bearing bills & notes 6.03%
Federal Home Loan Bank (USD-SOFR + 0.06%) 5/2/2024[1]	5.380		100,000	100,001
Federal Home Loan Bank (USD-SOFR + 0.065%) 5/24/2024[1]	5.385		150,000	149,996
Federal Home Loan Bank (USD-SOFR + 0%) 5/28/2024[1]	5.320		300,000	299,996
Federal Home Loan Bank (USD-SOFR + 0.06%) 6/24/2024[1]	5.380		175,000	174,998
Federal Home Loan Bank (USD-SOFR + 0.07%) 6/27/2024[1]	5.390		325,000	324,998
Federal Home Loan Bank (USD-SOFR + 0.01%) 8/16/2024[1]	5.330		250,000	250,008
Federal Home Loan Bank (USD-SOFR + 0.005%) 8/26/2024[1]	5.325		150,000	150,001
Federal Home Loan Bank (USD-SOFR + 0%) 8/30/2024[1]	5.320		250,000	249,891
Federal Home Loan Bank (USD-SOFR + 0.01%) 9/3/2024[1]	5.330		200,000	199,994
Federal Home Loan Bank (USD-SOFR + 0.01%) 9/5/2024[1]	5.330		200,000	199,994
Federal Home Loan Bank (USD-SOFR + 0%) 9/9/2024[1]	5.320		600,000	600,000

Capital Group Central Cash Fund	3

Short-term securities (continued)	Coupon rate	Principal amount (000)		Value (000)
Interest bearing bills & notes (continued)
Federal Home Loan Bank (USD-SOFR + 0%) 9/12/2024[1]	5.320%	USD	300,000	$299,859
Federal Home Loan Bank (USD-SOFR + 0.01%) 9/12/2024[1]	5.330		200,000	199,995
Federal Home Loan Bank (USD-SOFR + 0.015%) 9/16/2024[1]	5.335		200,000	200,005
Federal Home Loan Bank (USD-SOFR + 0.01%) 9/24/2024[1]	5.330		250,000	250,628
Federal Home Loan Bank (USD-SOFR + 0.005%) 9/26/2024[1]	5.325		300,000	300,017
Federal Home Loan Bank (USD-SOFR + 0.005%) 9/30/2024[1]	5.325		100,000	99,948
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/2/2024[1]	5.325		500,000	499,742
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/8/2024[1]	5.325		250,000	249,870
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/16/2024[1]	5.325		250,000	250,012
Federal Farm Credit Banks (USD-SOFR + 0.005%) 10/17/2024[1]	5.325		100,000	100,005
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/24/2024[1]	5.325		250,000	249,868
Federal Home Loan Bank (USD-SOFR + 0.005%) 10/24/2024[1]	5.325		175,000	175,012
Federal Home Loan Bank (USD-SOFR + 0.01%) 10/25/2024[1]	5.330		450,000	450,032
Federal Home Loan Bank (USD-SOFR + 0.01%) 11/4/2024[1]	5.330		160,000	160,013
Federal Home Loan Bank (USD-SOFR + 0.02%) 11/7/2024[1]	5.340		200,000	199,998
Federal Home Loan Bank (USD-SOFR + 0.01%) 11/18/2024[1]	5.330		350,000	350,029
Federal Home Loan Bank (USD-SOFR + 0.01%) 11/21/2024[1]	5.330		275,000	274,997
Federal Home Loan Bank (USD-SOFR + 0.02%) 12/2/2024[1]	5.340		100,000	100,000
Federal Home Loan Bank (USD-SOFR + 0.015%) 12/17/2024[1]	5.335		150,000	149,839
Federal Home Loan Bank (USD-SOFR + 0.015%) 12/18/2024[1]	5.335		300,000	299,676
Federal Home Loan Bank (USD-SOFR + 0.02%) 1/23/2025[1]	5.340		200,000	200,689
				7,760,111

Total federal agency bills & notes				24,234,802

Repurchase agreements 16.39%
Overnight repurchase agreements*			21,075,000	21,075,000

	Weighted average yield at acquisition
Commercial paper 8.01%
Alberta (Province of) 5/16/2024[2]	5.310		100,000	99,764
Alberta (Province of) 5/21/2024[2]	5.320		50,000	49,845
Alberta (Province of) 5/28/2024[2]	5.310		50,000	49,793
Atlantic Asset Securitization, LLC 5/1/2024[2]	5.310		60,000	59,991
Atlantic Asset Securitization, LLC 5/8/2024[2]	5.330		25,000	24,970
Atlantic Asset Securitization, LLC 5/15/2024[2]	5.320		50,000	49,889
BNG Bank NV 5/2/2024[2]	5.310		100,000	99,971
BNG Bank NV 5/6/2024[2]	5.318		100,000	99,912
BNG Bank NV 5/7/2024[2]	5.310		100,000	99,897
BNG Bank NV 5/8/2024[2]	5.320		25,000	24,971
BNG Bank NV 5/9/2024[2]	5.320		100,000	99,867
BNG Bank NV 5/16/2024[2]	5.216		125,000	124,704
BNG Bank NV 5/21/2024[2]	5.320		19,000	18,941
BNP Paribas Finance, Inc. 5/9/2024[2]	5.280		150,000	149,801
BofA Securities, Inc. 5/21/2024[2]	5.310		26,000	25,918
British Columbia (Province of) 5/6/2024	5.310		12,700	12,689
Cabot Trail Funding, LLC 5/7/2024[2]	5.340		50,000	49,948
Cabot Trail Funding, LLC 5/9/2024[2]	5.320		50,000	49,933
Cabot Trail Funding, LLC 5/23/2024[2]	5.320		45,000	44,845
Cabot Trail Funding, LLC 5/30/2024[2]	5.340		30,000	29,865
Caisse d’Amortissement de la Dette Sociale 5/3/2024	5.320		75,000	74,967
Caisse d’Amortissement de la Dette Sociale 5/6/2024	5.226		100,000	99,911
Caisse d’Amortissement de la Dette Sociale 5/15/2024	5.232		100,000	99,778
Canadian Imperial Bank of Commerce 5/7/2024[2]	5.076		100,000	99,897
Chariot Funding, LLC 5/7/2024[2]	5.330		100,000	99,896
Chariot Funding, LLC 5/16/2024[2]	5.330		25,000	24,941
Chariot Funding, LLC 5/20/2024[2]	5.330		160,000	159,525
Chariot Funding, LLC 5/21/2024[2]	5.330		150,000	149,532
Chariot Funding, LLC 5/24/2024[2]	5.330		25,000	24,911
Chariot Funding, LLC 5/29/2024[2]	5.330		50,000	49,784
Coöperatieve Rabobank U.A. 5/10/2024	5.300		11,000	10,984
CRC Funding, LLC 5/7/2024[2]	5.320		21,250	21,228

Capital Group Central Cash Fund	4

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
CRC Funding, LLC 5/20/2024[2]	5.320%	USD	50,000	$49,852
CRC Funding, LLC 5/22/2024[2]	5.290		50,000	49,837
Credit Agricole North America, Inc. 5/1/2024	5.300		300,000	299,956
DBS Bank, Ltd. 5/14/2024[2]	5.300		23,000	22,952
Denmark (Kingdom of) 5/29/2024	5.300		55,500	55,263
DNB Bank ASA 5/24/2024[2]	5.305		150,000	149,472
DNB Bank ASA 5/28/2024[2]	5.300		140,000	139,425
Eli Lilly and Co. 5/6/2024[2]	5.320		68,000	67,940
Eli Lilly and Co. 5/20/2024[2]	5.330		100,000	99,705
EssilorLuxottica 5/3/2024[2]	5.284		225,000	224,901
EssilorLuxottica 5/6/2024[2]	5.340		25,000	24,978
EssilorLuxottica 5/24/2024[2]	5.310		50,000	49,823
EssilorLuxottica 5/30/2024[2]	5.330		50,000	49,779
European Investment Bank 5/7/2024	5.310		50,000	49,949
Fairway Finance Company, LLC 5/6/2024[2]	5.310		25,000	24,978
Fairway Finance Company, LLC 5/29/2024[2]	5.320		29,800	29,671
FMS Wertmanagement 5/8/2024[2]	5.020		100,000	99,883
FMS Wertmanagement 5/9/2024[2]	5.144		50,000	49,934
FMS Wertmanagement 5/10/2024[2]	5.330		23,000	22,966
FMS Wertmanagement 5/15/2024[2]	5.330		25,000	24,945
FMS Wertmanagement 5/22/2024[2]	5.330		40,000	39,870
FMS Wertmanagement 5/24/2024[2]	5.330		60,000	59,788
Henkel of America, Inc. 5/10/2024[2]	5.084		85,000	84,874
Hydro-Québec 5/2/2024[2]	5.320		100,000	99,971
Hydro-Québec 5/6/2024[2]	5.310		50,000	49,956
Hydro-Québec 5/13/2024[2]	5.330		100,000	99,810
Komatsu Finance America, Inc. 5/2/2024[2]	5.330		41,000	40,988
Komatsu Finance America, Inc. 5/3/2024[2]	5.320		95,000	94,958
Komatsu Finance America, Inc. 5/6/2024[2]	5.340		90,000	89,920
Komatsu Finance America, Inc. 5/15/2024[2]	5.350		19,000	18,958
Komatsu Finance America, Inc. 5/17/2024[2]	5.330		50,000	49,875
Liberty Street Funding, LLC 5/8/2024[2]	5.300		70,000	69,917
Liberty Street Funding, LLC 5/9/2024[2]	5.300		30,000	29,960
Liberty Street Funding, LLC 5/15/2024[2]	5.300		55,000	54,878
Liberty Street Funding, LLC 5/20/2024[2]	5.300		50,000	49,851
Liberty Street Funding, LLC 5/21/2024[2]	5.300		80,000	79,750
Linde, Inc. 5/3/2024	5.300		125,000	124,945
Linde, Inc. 5/10/2024	5.300		25,000	24,963
Linde, Inc. 5/15/2024	5.300		50,000	49,890
Linde, Inc. 5/20/2024	5.300		150,000	149,558
Linde, Inc. 5/21/2024	5.305		50,000	49,845
Linde, Inc. 5/23/2024	5.300		50,000	49,831
Linde, Inc. 5/28/2024	5.300		50,000	49,795
Linde, Inc. 5/30/2024	5.310		50,000	49,779
LMA-Americas, LLC 5/9/2024[2]	5.320		41,500	41,445
LMA-Americas, LLC 5/10/2024[2]	5.320		30,100	30,055
LMA-Americas, LLC 5/14/2024[2]	5.320		25,000	24,948
LMA-Americas, LLC 5/15/2024[2]	5.330		9,900	9,878
L’Oréal USA, Inc. 5/16/2024[2]	5.204		125,000	124,704
L’Oréal USA, Inc. 5/23/2024[2]	5.166		150,000	149,489
Manhattan Asset Funding Company, LLC 5/2/2024[2]	5.310		50,000	49,985
Manhattan Asset Funding Company, LLC 5/3/2024[2]	5.320		50,000	49,978
Manhattan Asset Funding Company, LLC 5/6/2024[2]	5.300		50,000	49,956
Manhattan Asset Funding Company, LLC 5/8/2024[2]	5.330		25,000	24,970
Manhattan Asset Funding Company, LLC 5/9/2024[2]	5.300		50,000	49,933
Manhattan Asset Funding Company, LLC 5/20/2024[2]	5.330		40,000	39,881
Manhattan Asset Funding Company, LLC 5/21/2024[2]	5.330		40,000	39,875
Manhattan Asset Funding Company, LLC 5/29/2024[2]	5.330		25,000	24,892
Microsoft Corp. 5/13/2024[2]	5.290		250,000	249,521
Microsoft Corp. 5/17/2024[2]	5.290		75,000	74,813
Nederlandse Waterschapsbank NV 5/9/2024[2]	5.242		147,500	147,304
Nestlé Finance International, Ltd. 5/14/2024[2]	5.300		42,000	41,915
Novartis Finance Corp. 5/1/2024[2]	5.300		27,000	26,996
Novartis Finance Corp. 5/3/2024[2]	5.300		22,000	21,990
Novartis Finance Corp. 5/7/2024[2]	5.310		62,300	62,236
Novartis Finance Corp. 5/8/2024[2]	5.300		50,000	49,941

Capital Group Central Cash Fund	5

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper (continued)
Novartis Finance Corp. 5/9/2024[2]	5.300%	USD	60,000	$59,921
Novartis Finance Corp. 5/10/2024[2]	5.300		9,000	8,987
Novartis Finance Corp. 5/14/2024[2]	5.300		10,000	9,979
Novartis Finance Corp. 5/20/2024[2]	5.310		25,000	24,926
Novartis Finance Corp. 5/21/2024[2]	5.300		50,000	49,845
Novartis Finance Corp. 5/24/2024[2]	5.300		40,000	39,859
Novartis Finance Corp. 5/28/2024[2]	5.310		15,000	14,938
Novartis Finance Corp. 5/30/2024[2]	5.310		50,000	49,779
NRW Bank 5/2/2024[2]	5.300		150,000	149,956
NRW.Bank 5/7/2024[2]	5.229		50,000	49,949
NRW.Bank 5/13/2024[2]	5.315		100,000	99,809
NRW.Bank 5/23/2024[2]	5.237		100,000	99,662
Oesterreich Kontrollbank 5/17/2024	5.174		132,000	131,668
Oesterreich Kontrollbank 5/29/2024	5.074		200,000	199,141
Old Line Funding, LLC 5/1/2024[2]	5.300		20,000	19,997
OMERS Finance Trust 5/7/2024	5.320		50,000	49,948
OMERS Finance Trust 5/28/2024	5.330		41,000	40,830
Oversea-Chinese Banking Corp., Ltd. 5/1/2024[2]	5.251		125,000	124,982
Oversea-Chinese Banking Corp., Ltd. 5/7/2024[2]	5.252		100,000	99,897
Paccar Financial Corp. 5/1/2024	5.310		26,300	26,296
Paccar Financial Corp. 5/7/2024	5.310		60,000	59,937
Paccar Financial Corp. 5/8/2024	5.310		25,800	25,769
Paccar Financial Corp. 5/10/2024	5.320		30,000	29,955
Paccar Financial Corp. 5/24/2024	5.320		35,000	34,872
Paccar Financial Corp. 5/30/2024	5.320		27,000	26,875
Prudential Funding, LLC 5/6/2024	5.330		50,000	49,956
Roche Holdings, Inc. 5/2/2024[2]	5.300		80,000	79,976
Roche Holdings, Inc. 5/14/2024[2]	5.300		80,000	79,835
Roche Holdings, Inc. 5/21/2024[2]	5.310		150,230	149,765
Starbird Funding Corp. 5/1/2024[2]	5.310		299,788	299,744
Sumitomo Mitsui Trust Bank, Ltd. 5/3/2024[2]	5.290		75,000	74,967
Sumitomo Mitsui Trust Bank, Ltd. 5/28/2024[2]	5.317		150,000	149,382
Sumitomo Mitsui Trust Bank, Ltd. 5/29/2024[2]	5.300		100,000	99,573
Swedbank AB 5/3/2024	5.320		8,500	8,496
Thunder Bay Funding, LLC 5/16/2024[2]	5.053		100,000	99,763
Toronto-Dominion Bank 5/10/2024[2]	5.310		50,000	49,926
Toronto-Dominion Bank 5/22/2024[2]	5.310		40,000	39,871
Total Capital SA 5/20/2024[2]	5.358		225,000	224,332
TotalEnergies Capital 5/6/2024[2]	5.340		50,000	49,956
TotalEnergies Capital 5/13/2024[2]	5.337		175,000	174,663
TotalEnergies Capital 5/31/2024[2]	5.350		50,000	49,769
United Overseas Bank, Ltd. 5/16/2024[2]	5.310		18,900	18,855
Victory Receivables Corp. 5/2/2024[2]	5.330		50,000	49,985
Victory Receivables Corp. 5/8/2024[2]	5.271		50,000	49,941
Victory Receivables Corp. 5/13/2024[2]	5.340		50,000	49,903
Wal-Mart Stores, Inc. 5/6/2024[2]	5.304		189,800	189,633
Wal-Mart Stores, Inc. 5/13/2024[2]	5.300		28,730	28,675
				10,308,455

Total short-term securities (cost: $126,978,360,000)				126,969,509

Capital Group Central Cash Fund	6

Bonds, notes & other debt instruments 3.04%	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 3.04%
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.037%) 5.363% 7/31/2024[1]	USD	225,000	$225,002
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.14%) 5.466% 10/31/2024[1]		450,000	450,198
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.20%) 5.526% 1/31/2025[1]		1,000,000	1,000,921
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.17%) 5.496% 10/31/2025[1]		1,525,000	1,526,527
U.S. Treasury (3-month U.S. Treasury Bill Yield + 0.245%) 5.57% 1/31/2026[1]		700,000	701,469

Total bonds, notes & other debt instruments (cost: $3,899,611,000)			3,904,117
Total investment securities 101.75% (cost: $130,877,971,000)			130,873,626
Other assets less liabilities (1.75)%			(2,245,772)

Net assets 100.00%			$128,627,854

*	Repurchase agreements

Counterparty	Lending rate	Settlement date	Maturity date	Collateralized by	Collateral received, at value (000)	Repurchase agreement, at value (000)	Repurchase agreement proceeds to be received (000)
Bank of Montreal	5.30%	4/30/2024	5/1/2024	U.S. Treasury 0.25%-4.875% 2024-2030	$357,000	$350,000	$350,052
BNP Paribas	5.30	4/30/2024	5/1/2024	U.S. Treasury 0%-5.451% 2024-2032	918,000	900,000	900,132
BofA Securities	5.31	4/30/2024	5/1/2024	U.S. Treasury 0.375%-4.875% 2025-2033	2,040,000	2,000,000	2,000,295
Canadian Imperial Bank of Commerce	5.30	4/30/2024	5/1/2024	U.S. Treasury 0%-5.00% 2024-2033	1,224,000	1,200,000	1,200,177
JPMorgan Securities	5.31	4/30/2024	5/1/2024	U.S. Treasury 0%-1.25% 2024-2028	2,040,000	2,000,000	2,000,295
Mizuho Securities	5.30	4/30/2024	5/1/2024	U.S. Treasury 4.875% 2026	765,000	750,000	750,110
New York Federal Reserve	5.30	4/30/2024	5/1/2024	U.S. Treasury 0.375%-2.25% 2024-2032	8,876,307	8,875,000	8,876,307
RBC Dominion Securities	5.30	4/30/2024	5/1/2024	U.S. Treasury 0%-6.875% 2024-2034	1,734,000	1,700,000	1,700,250
Royal Bank of Canada	5.30	4/30/2024	5/1/2024	U.S. Treasury 0.125%-4.625% 2024-2028	306,000	300,000	300,044
Societe Generale Bank	5.30	4/30/2024	5/1/2024	U.S. Treasury 0.25%-5.00% 2024-2033	2,040,000	2,000,000	2,000,294
TD Securities	5.30	4/30/2024	5/1/2024	U.S. Treasury 0.375%-2.375% 2025-2029	408,000	400,000	400,059
Wells Fargo Securities	5.31	4/30/2024	5/1/2024	U.S. Treasury 0.375%-7.625% 2024-2031	612,000	600,000	600,089
					$21,320,307	$21,075,000	$21,078,104

[1]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,372,609,000, which represented 6.51% of the net assets of the fund.

Key to abbreviation(s)

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

Refer to the notes to financial statements.

Capital Group Central Cash Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at April 30, 2024	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $109,802,971)		$109,798,626
Repurchase agreements (cost: $21,075,000)		21,075,000
Cash		49,512
Receivables for:
Interest	$37,218	37,218
		130,960,356
Liabilities:
Payables for:
Purchases of investments	2,326,931
Dividends on fund’s shares	5,055
Trustees’ deferred compensation	324
Other	192	2,332,502
Net assets at April 30, 2024		$128,627,854

Net assets consist of:
Capital paid in on shares of beneficial interest		$128,630,202
Total distributable earnings (accumulated loss)		(2,348)
Net assets at April 30, 2024		$128,627,854

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,286,301 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class M	$128,627,854	1,286,301	$100.00

Refer to the notes to financial statements.

Capital Group Central Cash Fund	8

Financial statements (continued)

Statement of operations	unaudited
for the six months ended April 30, 2024	(dollars in thousands)

Investment income:
Income:
Interest		$3,739,811
Fees and expenses:
Reports to shareholders	$5
Registration statement and prospectus	1
Trustees’ compensation	97
Auditing and legal	75
Custodian	192
Other	14	384
Net investment income		3,739,427

Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on investments		—
Net unrealized appreciation (depreciation) on investments		129
Net realized gain (loss) and unrealized appreciation (depreciation):		129

Net increase (decrease) in net assets resulting from operations		$3,739,556

Statements of changes in net assets
(dollars in thousands)

	Six months ended April 30, 2024*	Year ended October 31, 2023
Operations:
Net investment income	$3,739,427	$7,395,271
Net realized gain (loss)	—	(606)
Net unrealized appreciation (depreciation)	129	32,838
Net increase (decrease) in net assets resulting from operations	3,739,556	7,427,503

Distributions paid or accrued to shareholders	(3,742,562)	(7,395,643)

Net capital share transactions	(16,366,007)	(39,812,376)

Total increase (decrease) in net assets	(16,369,013)	(39,780,516)

Net assets:
Beginning of period	144,996,867	184,777,383
End of period	$128,627,854	$144,996,867

*	Unaudited.

Refer to the notes to financial statements.

Capital Group Central Cash Fund	9

Notes to financial statements	unaudited

1. Organization

Capital Group Central Fund Series (the “trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company and has initially issued one series of shares, Capital Group Central Cash Fund (the “fund”). The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund manages cash balances for Capital Group and other funds, investment vehicles and accounts advised by Capital Group affiliates, and is not available to the public. The fund is an institutional prime money market fund with a floating net asset value.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid or accrued to shareholders — Income dividends are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The fund’s net asset value will vary as a result of changes in the value of the securities in which the fund invests.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed income securities are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more inputs that may include, among other things, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, underlying equity of the issuer, interest rate volatilities, spreads and other relationships observed in the markets among comparable securities and proprietary pricing models such as yield measures calculated using factors such as cash flows, prepayment information, default rates, delinquency and loss assumptions, financial or collateral characteristics or performance, credit enhancements, liquidation value calculations, specific deal information and other reference data. However, certain short-term securities, such as repurchase agreements and daily variable rate notes, are generally valued at par. When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Capital Group Central Cash Fund	10

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. As of April 30, 2024, all of the fund’s investment securities were classified as Level 2.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Capital Group Central Cash Fund	11

Investing outside the U.S. — The fund invests in commercial paper and other short-term bank obligations that are issued by entities domiciled outside the U.S., or with significant operations or revenues outside the U.S. or are tied economically to countries outside the U.S. Such securities may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue or to which the securities are tied economically. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal, auditing, financial reporting and recordkeeping standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio.

Investing in cash equivalents — Cash equivalents, such as commercial paper, asset-backed commercial paper, short term-bank obligations and corporate bonds and notes that mature or may be redeemed or mature within thirteen months or less, like other fixed income instruments are subject to interest rate risk. However, the short-term nature of a commercial paper investment makes it less susceptible to volatility than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper is often unsecured, but may be supported by letters of credit or other forms of collateral. Maturing commercial paper are usually repaid by the issuer from the proceeds of new commercial paper issuances. As a result, investment in commercial paper is subject to rollover risk, or the risk that the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper. As with all fixed income securities, there is a chance that the issuer will default on its short-term obligations and these securities may become illiquid or suffer from reduced liquidity in these or other situations.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government. U.S. government securities are subject to market risk, interest rate risk and credit risk.

Interest rate risk — The values and liquidity of the securities held by the fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The fund may invest in variable and floating rate securities. When the fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Investing in repurchase agreements — Upon entering into a repurchase agreement, the fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Financial services risk — A significant portion of the fund’s portfolio may be comprised of securities issued by companies in the financial services industry. As a result, the fund may be more susceptible to any economic, business, political or other developments which generally affect this industry sector. The profitability of many types of financial companies may be adversely affected in certain market cycles, including during periods of rising interest rates, which may restrict the availability and increase the cost of capital, and declining economic conditions, which may cause credit losses due to financial difficulties of borrowers. Because many types of financial services companies are vulnerable to these economic cycles, the fund’s investments may lose value during such periods.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results.

Capital Group Central Cash Fund	12

5. Certain investment techniques

Repurchase agreements — The fund has entered into repurchase agreements, under which the fund purchases a security from a bank or broker-dealer and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Because the security purchased by the fund constitutes collateral for the seller’s repurchase obligation, a repurchase agreement is effectively a loan by the fund that is collateralized by the security purchased. The fund will only enter into repurchase agreements involving securities of the type (excluding any maturity limitations) in which it could otherwise invest that are held at a custodian bank and are fully collateralized by cash or U.S. government securities.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Interest income is recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; deferred expenses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of October 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$10,329
Capital loss carryforward*	(931)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of April 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$6,003
Gross unrealized depreciation on investments	(10,348)
Net unrealized appreciation (depreciation) on investments	(4,345)
Cost of investments	130,877,971

Tax-basis distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

Share class	Six months ended April 30, 2024	Year ended October 31, 2023
Class M	$3,742,562	$7,395,643

Capital Group Central Cash Fund	13

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the distributor of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to the fund. These services include recordkeeping and transaction processing.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the fund. Trustees’ compensation of $97,000 in the fund’s statement of operations reflects $89,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended April 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2024.

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2024

Class M	$194,346,417	1,943,413	$3,719,293	37,196	$(214,431,717)	(2,144,274)	$(16,366,007)	(163,665)

Year ended October 31, 2023

Class M	$369,758,698	3,697,697	$7,318,438	73,188	$(416,889,512)	(4,169,004)	$(39,812,376)	(398,119)

Capital Group Central Cash Fund	14

Financial highlights

		Income (loss) from investment operations[1]
Year ended	Net asset value, beginning of year	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of year	Total return		Net assets, end of year (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets
Class M:
4/30/2024[2,3]	$100.00	$2.69	$—	$2.69	$(2.69)	$100.00	2.72%[4]		$128,628	—%[5,6]		5.41%[6]
10/31/2023	99.98	4.82	.05	4.87	(4.85)	100.00	4.98		144,997	—	[5]	4.82
10/31/2022	100.00	1.21	(.21)	1.00	(1.02)	99.98	1.01		184,777	—	[5]	1.21
10/31/2021	100.01	.08	(.01)	.07	(.08)	100.00	.06		112,467	—	[5]	.08
10/31/2020	100.01	.77	.06	.83	(.83)	100.01	.83		120,503	—	[5]	.77
10/31/2019[2,7]	100.00	1.60	.01	1.61	(1.60)	100.01	1.62	[4]	119,761	—	[5,6]	2.31	[6]

[1]	Based on average shares outstanding.
[2]	Based on operations for a period that is less than a full year.
[3]	Unaudited.
[4]	Not annualized.
[5]	Amount less than .01%.
[6]	Annualized.
[7]	Class M shares began investment operations on February 22, 2019.

Refer to the notes to financial statements.

Capital Group Central Cash Fund	15

Expense example	unaudited

This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2023, through April 30, 2024).

Actual expenses:

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2023	Ending account value 4/30/2024	Expenses paid during period[1]		Annualized expense ratio
Class M – actual return	$1,000.00	$1,027.20	$0.00	[2]	—%[3]
Class M – assumed 5% return	1,000.00	1,024.86	0.00	[2]	—	[3]

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 366 (to reflect the one-half year period).
[2]	Amount less than $.01.
[3]	Amount less than .01%.

Capital Group Central Cash Fund	16

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee noted that the fund is a centralized cash management vehicle for other funds advised by CRMC and its affiliates, and as such the fund does not pay an advisory fee. They considered the limited other expenses borne by the fund and concluded that those expenses were fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for amounts paid by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the American Funds and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of other amounts paid by the fund.

Capital Group Central Cash Fund	17

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the fund, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital Group Central Cash Fund	18

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Distributor

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Capital Group Central Cash Fund	19

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s registration statement, which can be obtained from the fund’s website and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on capitalgroup.com or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Capital Group Central Cash Fund files a complete list of its portfolio holdings with the SEC monthly on Form N-MFP. The list of portfolio holdings is available free of charge on the SEC website and on our website.

On or around July 1, 2024, American Funds Distributors, Inc. will be renamed Capital Client Group, Inc.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP CENTRAL FUND SERIES

By __/s/ Kristine M. Nishiyama____________________
Kristine M. Nishiyama, Principal Executive Officer

Date: June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Kristine M. Nishiyama_____
Kristine M. Nishiyama, Principal Executive Officer

Date: June 28, 2024

By ___/s/ Becky L. Park __________
Becky L. Park, Treasurer and Principal Financial Officer

Date: June 28, 2024